Other Receivables and Prepayments (Tables)	12 Months Ended
Sep. 30, 2017
Other Receivables and Prepayments [Abstract]
Schedule of other receivables and prepayments
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Advances to employees	$-	$130
Deposits on projects	86	22
Prepayment to suppliers	29	24
Others	-	49
Total	$115	$225